Equity (Details) - Schedule of Share Price Earnout Tranches	6 Months Ended
Jun. 30, 2024 $ / shares
Equity (Details) - Schedule of Share Price Earnout Tranches [Line Items]
Change of Control Provisions, Share Price Hurdle	Estimate
Change of Control Date, Share Price Hurdle	n/a
Probability of Change of Control, Share Price Hurdle	0.00%
Tranche 1 [Member]
Equity (Details) - Schedule of Share Price Earnout Tranches [Line Items]
Sale Threshold Price for Tranche 2 - Triggering Event II, Beginning	07/06/2023
Sale Threshold Price for Tranche 2 - Triggering Event II, Expiration	07/06/2028
Sale Threshold Price for Tranche 2 - Triggering Event II, Share Price Hurdle	$ 14
Tranche 2 [Member]
Equity (Details) - Schedule of Share Price Earnout Tranches [Line Items]
Sale Threshold Price for Tranche 2 - Triggering Event II, Beginning	07/06/2023
Sale Threshold Price for Tranche 2 - Triggering Event II, Expiration	07/06/2028
Sale Threshold Price for Tranche 2 - Triggering Event II, Share Price Hurdle	$ 16
Threshold Price [Member]
Equity (Details) - Schedule of Share Price Earnout Tranches [Line Items]
Days Above, Share Price Hurdle	20 days
Measurement Period [Member]
Equity (Details) - Schedule of Share Price Earnout Tranches [Line Items]
Days Above, Share Price Hurdle	30 days